Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866550
Document Type	8-K
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	THOUGHTWORKS HOLDING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40812
Entity Tax Identification Number	82-2668392
Entity Address, Address Line One	200 East Randolph Street
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	373-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TWKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true